Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Schedule of amendments to IFRS

Effective in 2019

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date
IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019
IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	1 January 2019
IFRS 9	Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	1 January 2019
IAS 28	Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	1 January 2019
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	1 January 2019
IAS 19	Plan Amendment, Curtailment or Settlement (issued on 7 February 2018)	1 January 2019	1 January 2019

Effective in 2020

Mandatory application for annual periods
Standards		EU effective date	IASB effective date

IAS 1 IAS 8	Definition of Material (issued on 31 October 2018)	1 January 2020	1 January 2020

Various	Amendments to references to the Conceptual Framework in IFRS Standards (issued on 29 March 2018)	1 January 2020	1 January 2020

IFRS 3	Amendment to IFRS 3 Business Combination (issued on 22 October 2018)	1 January 2020	1 January 2020
IFRS 9
IAS 39	Interest rate Benchmark Reform (issued on 26 September 2019)	1 January 2020	1 January 2020
IFRS 7
IFRS 16	As a consequence of the Covid 19 - Related Rent concessions (issued on 28 May 2020)	1 June 2020	1 June 2020

Effective in 2021

The following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force in 2021 and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Mandatory application for annual periods
Standards		EU effective date	IASB effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)	1 January 2021	1 January 2021
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)	1 January 2021	1 January 2021
IFRS 16	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021)	1 April 2021	1 April 2021

Schedule of lease agreements period

Average lease term
Buildings and warehouses	10 to 15 years
Donor centers	13 to 15 years
PCs and hardware	3 to 5 years
Machinery	4 to 5 years
Vehicles	3 to 5 years

Schedule of standards issued but not effective in 2021

Standards issued but not effective in 2021

At the date these consolidated financial statements were authorized for issue, the following IFRS, amendments and IFRIC interpretations have been published by the European Union but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
Standards		EU effective date	IASB effective date

IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	1 January 2023	1 January 2023
IFRS 17

Amendments to IFRS 17 Isurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information (issued on 9 December 2021) Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and

		pending	pending
IAS 1	Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on 23 January 2020 and 15 July 2020 respectively).	pending	1 January 2023
IAS 1	Amendments issued 12 February 2021 to:• IAS 1 Presentation of Financial Statements ;• IFRS Practice Statement 2: Disclosure of Accounting policies	1 January 2023	1 January 2023
IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estitmates (issued on 12 February 2021)	1 January 2023	1 January 2023
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)	pending	1 January 2023
Various

Amendments issued 14 May 2020 to:• IFRS 3 Business Combinations: references to the Conceptual Framework;• IAS 16 Property, Plant and Equipment: Proceeds before Intended Use; • IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract ; and• Annual Improvements to IFRSs 2018-2020: IFRS 1, IFRS 9,
IFRS 16 and IAS 41.

		1 January 2022	1 January 2022